Called up share capital (Details Narrative) - USD ($)			12 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024	Jan. 30, 2026	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
[custom:SharesAllotmentAggregateNominalAmountAuthorised-0]							$ 116,400,000
Issued capital		$ 3,687,000	$ 3,687,000	$ 1,504,000		$ 533,000
Issuance of shares		30,724,084	30,724,084	12,527,212		4,439,733
Share subscription equity reserve		$ 60,500,000	$ 60,500,000	$ 60,500,000
Issuance of shares amount			1,071,000.000	800,000		$ 400,000
Capital raising transactions			20,328,000	70,288,000
Subscription arrangements		53,300,000	6,050,000.000	60,500,000
Capital raising costs recognized in other reserves			1,071,000.000	$ 440,000
Ceres Holding Limited [Member]
IfrsStatementLineItems [Line Items]
Share price				$ 6.05
Share subscription equity reserve		$ 60,500,000	$ 60,500,000	$ 60,500,000
Subscription commitment				10,000,000.0
Issuance of shares amount				$ 59,300,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance of shares		30,724,084	30,724,084	12,527,212		4,439,733		25,651,140
Capital raises	[1]		3,494,749	5,206,395		1,715,191
Issuance of shares			12,139,807	2,881,084	[2]
Equity instruments warrants			2,562,316
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		4,270,358	4,270,358				970
Class A Ordinary Shares [Member] | Ceres Holding Limited [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares amount				$ 1,200,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		30,724,084	30,724,084	12,527,212		4,439,733
Issued capital		$ 3,686,890,000	$ 3,686,890,000	$ 1,503,265,000		$ 533,298,000
Share price		$ 0.12	$ 0.12	$ 0.12		$ 0.12
Ordinary shares [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Share price		$ 0.12	$ 0.12

[1]	During the year ended June 30, 2026, the company issued 1,434,051 shares and 610,698 in July 2025 and August 2025, raising gross proceeds amounting to $8.7 million and $3.7 million, respectively pursuant to an F1 registration statement. Additionally, for the Regulation S equity raise, the company entered into private placement agreements with Abri Advisors Ltd for 615,714 shares with $2.15 million in gross proceeds, Mustafa for 400,000 shares with $1.7 million in gross proceeds, HRH for 250,000 shares with $0.412 million in gross proceeds, Brownstone Capital for 1,257,298 shares with $3.521 million in gross proceeds, TAG for 6,500,000 shares with $7.8 million in gross proceeds.
[2]	On October 4, 2023, the Company announced a one-for-ten (1-10) reverse stock split and par value change of its Class A Ordinary Shares which began trading on a post-split basis on October 6, 2023. The reverse stock split has been applied retrospectively to the prior years’ share figures for the purpose of calculating EPS.